Fees Summary	Aug. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 120,370,000
Previously Paid Amount	0.00
Total Fee Amount	16,623.10
Total Offset Amount	0.00
Net Fee	16,623.10
Narrative - Max Aggregate Offering Price	$ 120,370,000
Final Prospectus	true